DIVIDENDS (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
DIVIDENDS
Dividends | ¥		¥ 1,425,707		¥ 0	¥ 0
Ordinary share, per share	$ 0.057
Dividend paid | $			$ 198.5
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DIVIDENDS
Ordinary share, per share	$ 0.171